Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Summary of Stock Option and Restricted Stock Units Activity	The following is a summary of, the 2015 Plan, which includes restricted stock units:

Unit (in Thousands)
Available for grant at January 1, 2020	14,260
Restricted stock units granted	(1,692)
Restricted stock units forfeited	57

Available for grant at December 31, 2020	12,625
Restricted stock units granted	(2,326)
Restricted stock units forfeited	134

Available for grant at December 31, 2021	10,433
Restricted stock units granted	(902)
Restricted stock units forfeited	49

Available for grant at December 31, 2022	9,580

Summary of Restricted Stock Units and Changes
A summary of the status of restricted stock units and changes is as follows:

	Number of Non-vested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)
Non-vested at January 1, 2020	1,643	8.08	0.29
Restricted stock units granted	1,692	9.40
Restricted stock units vested	(1,564)	8.02
Restricted stock units forfeited	(57)	9.31

Non-vested at December 31, 2020	1,714	9.37	0.31
Restricted stock units granted	2,326	17.62
Restricted stock units vested	(1,596)	9.31
Restricted stock units forfeited	(134)	14.99

Non-vested at December 31, 2021	2,310	17.37	1.57
Restricted stock units granted	902	19.56
Restricted stock units vested	(1,186)	17.61
Restricted stock units forfeited	(49)	17.18

Non-vested at December 31, 2022	1,977	17.89	0.66

Stock-based Compensation Expense
The following table shows total stock-based compensation expense included in the Consolidated Statements of Income for the years ended December 31, 2020, 2021 and 2022.

	Year Ended December 31
	2020	2021	2022
	US$	US$	US$
Cost of sales	253	389	597
Research and development	10,132	12,864	18,678
Sales and marketing	1,759	2,366	2,736
General and administrative	2,445	3,926	4,650

	14,589	19,545	26,661